CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (669,214)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(386,951)
Comprehensive loss	(1,056,165)
Comprehensive loss attributable to redeemable non-controlling interests	2,807
Comprehensive loss attributable to GDS Holdings Limited shareholders	¥ (1,053,358)